Trade accounts receivable - Allowances (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade accounts receivable
Beginning balance	€ 708,880	€ 1,369,800
Reversal of impairment loss (Stage 3)	(240,678)	(291,756)
Reversal of provision for expected credit losses (Stage 2)	(26,574)	(335,855)
Additions	513,043
Currency translation effect	37,790	(33,309)
Ending balance	€ 992,460	€ 708,880